Investments (Fixed Maturity and Equity Securities Available-For-Sale by Sector) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	$ 271,701	$ 271,653
Cost or Amortized Cost	2,464	2,565
Gross Unrealized OTTI Loss	(8)	76	$ 112
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	289,563	287,783
Equity securities	2,894	2,864
Fixed Maturity Securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	271,701	271,653
Gross Unrealized Gain	21,801	20,442
Gross Unrealized Temporary Loss	3,946	4,260
Gross Unrealized OTTI Loss	(7)	52
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	289,563	287,783
U.S. corporate
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	73,280	75,804
Gross Unrealized Gain	6,027	5,471
Gross Unrealized Temporary Loss	764	1,702
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	78,543	79,573
Foreign corporate
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	49,333	50,155
Gross Unrealized Gain	2,901	2,845
Gross Unrealized Temporary Loss	1,572	1,588
Gross Unrealized OTTI Loss	(1)	1
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	50,663	51,411
Foreign government
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	49,864	44,764
Gross Unrealized Gain	6,485	5,163
Gross Unrealized Temporary Loss	373	209
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	55,976	49,718
RMBS (1)
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	28,393	28,079
Gross Unrealized Gain	1,039	1,144
Gross Unrealized Temporary Loss	410	297
Gross Unrealized OTTI Loss	(10)	37
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	29,032	28,889
U.S. government and agency
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	41,294	43,283
Gross Unrealized Gain	3,682	3,999
Gross Unrealized Temporary Loss	543	160
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	44,433	47,122
CMBS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	7,294	8,983
Gross Unrealized Gain	237	316
Gross Unrealized Temporary Loss	71	90
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	7,460	9,209
ABS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	11,266	10,115
Gross Unrealized Gain	90	112
Gross Unrealized Temporary Loss	128	170
Gross Unrealized OTTI Loss	3	6
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	11,225	10,051
State and political subdivision
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	10,977	10,470
Gross Unrealized Gain	1,340	1,392
Gross Unrealized Temporary Loss	85	44
Gross Unrealized OTTI Loss	1	8
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	12,231	11,810
Equity securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	2,464	2,565
Gross Unrealized Gain	483	444
Gross Unrealized Temporary Loss	53	145
Gross Unrealized OTTI Loss	0	0
Equity securities	2,894	2,864
Common stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	1,827	1,795
Gross Unrealized Gain	464	374
Gross Unrealized Temporary Loss	13	103
Gross Unrealized OTTI Loss	0	0
Equity securities	2,278	2,066
Non-redeemable preferred stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	637	770
Gross Unrealized Gain	19	70
Gross Unrealized Temporary Loss	40	42
Gross Unrealized OTTI Loss	0	0
Equity securities	$ 616	$ 798